Relationships with Related Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands										12 Months Ended
	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2020 EUR (€) Warrant shares	Dec. 31, 2019 EUR (€) Warrant shares	Dec. 31, 2018 EUR (€) shares
Disclosure of transactions between related parties [line items]
Number of warrants granted	76,000	602,025	426,050	334,400	45,000	353,550	94,400	253,150	61,050	404,525	610,250
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation										€ 396	€ 430	€ 420
Management fees										366	429	357
Total benefits										€ 762	€ 859	€ 776
Number of warrants granted										80,000	110,000	20,000
Number of warrants lapsed										30,000	5,000	0
Cumulative outstanding warrants | shares										220,000	190,000	135,000
Management fees payables										€ 94	€ 210	€ 127